Shareholders' Equity (Details) (USD $)	1 Months Ended						0 Months Ended				1 Months Ended				0 Months Ended		1 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended
	Jul. 31, 2009	Jun. 30, 2009	Dec. 31, 2012	Dec. 31, 2011	Apr. 13, 2010	Jun. 29, 2009	Apr. 13, 2010 Mr. Kerry [Member]	Apr. 13, 2010 Exchange and Amendatory Agreement [Member]	Apr. 13, 2010 Common Stock [Member]	Jun. 02, 2008 Common Stock [Member]	Nov. 30, 2011 Common Stock [Member]	Jun. 30, 2009 Common Stock [Member]	Jun. 29, 2009 Common Stock [Member]	Mar. 30, 2007 Common Stock [Member]	Apr. 13, 2010 Common Stock [Member] Exchange and Amendatory Agreement [Member]	May 12, 2011 Class A Preferred Stock [Member]	Apr. 30, 2012 Class A Preferred Stock [Member]	Nov. 30, 2011 Class A Preferred Stock [Member]	Jun. 30, 2011 Class A Preferred Stock [Member]	Jun. 30, 2009 Class A Preferred Stock [Member]	Dec. 31, 2012 Class A Preferred Stock [Member]	Apr. 26, 2012 Class A Preferred Stock [Member]	Jun. 29, 2009 Class A Preferred Stock [Member]	Jun. 02, 2008 Class A Preferred Stock [Member]	Apr. 13, 2010 Class A Preferred Stock [Member] Exchange and Amendatory Agreement [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member] Purchase Option [Member]
Shareholders Equity (Textual)
Authorized share capital at the time of incorporation										1,900,000				50,000										1,050,000
Common stock par value at the time of incorporation			$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0005			$ 0.0001	$ 1
Class A Preferred Shares, par value			$ 0.0005																					$ 0.0005
Previously issued shares cancelled							2,000,000			1,000						4,028,690	1,575,000	4,706,807
Share redemption price pe share																$ 1		$ 1				$ 1
Share issued during period									6,342,110	1,900,000	14,964,100				23,000,000										16,000,000
Voting right																					One share equal to one voting right.
Liquidation preference per share																					$ 0.01
Common stock, shares outstanding			83,109,978			12,927,888							12,927,888
Warrant outstanding						9,864,400
IPO Underwriters' Purchase Option						300,000
Description of content of units		Each unit containing one ordinary share and one warrant.
Shares issued and outstanding before business combination													1,900,000										980,000
Shares issued upon conversion																							9,794,400
Additional shares issued												253,488
Total shares held by underwriter												11,027,888
Percentage of voting interest held by common stockholders		73.00%
Right to receive cash amount per share																				$ 7.143
Value of senior secured note covered under agreement								$ 25,500,000
Common Stock Held							2,429,635
Stock issued to placement agent									750,000
Redemption payment made																		4,700,000	4,690,000
Redeemed shares reissued under private placement, description																25.18% of the total 16,000,000 Class A Preferred Shares outstanding.	21.68% of the 7,264,503 Class A Preferred Shares then outstanding.	39.32% of the 11,971,310 Class A Preferred Shares then outstanding.
Accrued and outstanding dividend																		299,282
Warrants expiration date																										Jun. 28, 2011
Warrant exercise price																										$ 5.00	$ 10.00
Description of warrant expiration																										The warrants were expired at 5:00 p.m., New York City time on June 28, 2011.
Value of units issuable																											100
Value of stock repurchased by former stockholders		44,896,637
Number of shares repurchased by former stockholders		5,702,384
Number of shareholders receive consideration		4,396,604
Purchase price per share		$ 7.87
Payment of purchase price		34,607,721
Number of shares entered into stock repurchase agreement	1,305,780
Shareholders right under stock repurchase agreement, Description	Shareholders have the right until five years after the date of the Amendment to exercise the right to receive the Purchase Price.
Amount to be deposited in trust account pursuant to stock repurchase agreement	10,289,546
Number of shares repurchased	1,275,780
Convertible debentures face amount					$ 11,000,000
Convertible debentures bearing interest rate					10.00%